North Square Evanston Multi-Alpha Fund

Schedule of Investments

(Unaudited)

June 30, 2025

Investments in Portfolio Funds*	First Acquisition Date	Shares	Cost	Fair Value	Percentage of Net Assets	Liquidity(1)
Event Driven(a)
Hein Park Offshore Investors Ltd.	1/1/2022	$3,188	3,187,500	$3,121,129	3.61%	Quarterly(2)
Redwood Opportunity Offshore Fund, Ltd.	7/1/2020	1,764	2,000,100	2,846,671	3.29%	Quarterly
Silver Point Capital Offshore Fund, Ltd.	1/1/2016	327	4,663,074	7,194,473	8.31%	Annually(2)
Total Event Driven			9,850,674	13,162,273	15.21%
Global Asset Allocation(b)
Castle Hook Offshore Fund Ltd.	1/1/2017	1,021	1,507,676	4,342,706	5.02%	Quarterly(2)
Rokos Global Macro Fund Limited	11/1/2015	24,271	3,429,377	7,711,795	8.91%	Monthly(2)
TIG Zebedee Core Fund Limited	1/1/2024	32,087	4,799,550	5,549,440	6.41%	Monthly
Total Global Asset Allocation			9,736,603	17,603,941	20.34%
Long-Short(c)
59 North Offshore Partners, Ltd.	5/1/2024	2,016	3,000,000	3,317,337	3.83%	Quarterly(2)
Hill City Capital Offshore Fund Ltd.	7/1/2023	2,905	3,000,000	4,257,566	4.92%	Quarterly(2)
Matrix Capital Management Fund (Offshore) Ltd.	7/1/2014	503	540,905	689,965	0.80%	Quarterly(3)
Oxbow Fund (Offshore) Limited	9/1/2015	1,513	2,515,347	4,957,292	5.73%	Quarterly(2)
Soroban Long Only Equity Cayman Fund Ltd	4/1/2024	2,433	2,433,120	3,212,868	3.71%	Quarterly(2)
Whale Rock Flagship Fund Ltd.	7/1/2014	25	129,875	213,715	0.25%	N/A****
XN Exponent Offshore Fund, LP	7/1/2024		3,000,000	3,484,355	4.03%	Quarterly(4)
Total Long-Short			14,619,247	20,133,098	23.27%
Relative Value(d)
Cassiopeia Fund Ltd.**	7/1/2014	8	8,478	10,061	0.01%	N/A****
Dark Forest Global Equity Offshore Fund Ltd	4/1/2021	3,072	3,069,242	3,492,344	4.04%	Quarterly
Foreword Capital Offshore Fund, LP	7/1/2024		2,031,504	2,190,046	2.53%	Quarterly(2)
Iguazu Investors (Cayman), SPC	7/1/2014	560	1,278,071	2,405,133	2.78%	Quarterly
Steelhead Pathfinder Fund Ltd.	1/1/2020	2,512	3,054,322	3,812,260	4.40%	Monthly
Tribune Investment Group Offshore Fund	7/1/2024	3,000	3,000,000	3,158,776	3.65%	Quarterly(2)
Total Relative Value			12,441,617	15,068,620	17.41%
Multi-Discipline(e)
140 Summer Partners Offshore Ltd.	2/1/2022	3,015	3,625,000	4,699,049	5.43%	Quarterly
Anchorage Capital Partners Offshore, Ltd.	7/1/2014	106	102,013	151,085	0.17%	N/A****
Crake Global Feeder Fund ICAV***	10/1/2019	26,268	3,000,000	6,857,196	7.92%	Monthly
Sachem Head Offshore Ltd.	7/1/2014	884	2,273,949	4,353,323	5.03%	Quarterly(2)
Total Multi-Discipline			9,000,962	16,060,653	18.55%
Total Investments in Portfolio Funds			$55,649,103	$82,028,585	94.78%

Short-Term Investments
Money Market Funds(f)
BlackRock Liquidity Fund, Treasury Trust Fund, Institutional Shares, 4.15%		7,496	7,496	7,496	0.01%
State Street Institutional Treasury Money Market Fund, Institutional Shares, 4.17%		4,508,435	4,508,435	4,508,435	5.21%
Total short-term investments			4,515,931	$4,515,931	5.22%
Total Investments in Portfolio Funds			$60,165,034	$86,544,516	100.00%

Remaining assets less liabilities				2,006	0.00%
Net assets				$86,546,522	100.00%

North Square Evanston Multi-Alpha Fund

Schedule of Investments (Continued)

(Unaudited)

June 30, 2025

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods range from 30 to 90 days. If applicable, the lock up period is 12-24 months.

(2)	Subject to 25% investor level quarterly gate.

(3)	Fund is liquidating and voluntary withdrawal and redemptions are suspended effective September 30, 2024.

(4)	Subject to 12.5% investor level quarterly gate.

*	Investments in Portfolio Funds are non-income producing. All Portfolio Funds are domiciled in the Cayman Islands, unless otherwise noted.

**	This Portfolio Fund is domiciled in Bermuda.

***	This Portfolio Fund is domiciled in Ireland.

****	This Portfolio Fund is not redeemable; rather the Fund receives distributions through the liquidation of the underlying assets of this Portfolio Fund.

(a)	Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b)	Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global asset allocation strategy may take positions in currencies, sovereign bonds, global equities and equity indices, or commodities.

(c)	Long-short strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Fund Managers in these strategies tend to be “stock pickers” and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short strategies may comprise investments in one or multiple countries, including emerging markets and one or multiple sectors.

(d)	Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long-term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e)	Multi-discipline managers employ a combination of any of the above mentioned strategies.

(f)	Rate disclosed is the seven day effective yield as of June 30, 2025.